INCOME TAX PROVISION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INCOME TAX PROVISION
INCOME TAX PROVISION

8. INCOME TAX PROVISION

The Company did not have a material income tax provision (benefit) because of net losses and valuation allowances against deferred income tax assets for the period ended March 31, 2024 and December 31, 2023.

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

Description	2023 Rate	2022 Rate

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	0.00%	0.00%
Permanent differences for tax purposes and others	0.00%	0.00%
Change in valuation allowance	(21.00)%	(21.00)%

Effective tax rate	0.00%	0.00%

The income tax benefit differs from the amount computed by applying the U.S. federal statutory tax rate of 21%, primarily due to the change in the valuation allowance.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of deferred tax assets and liabilities are as follows:

	Three Months Ended March 31, 2024	Year Ended December 31, 2023

Deferred tax assets:
Net operating loss	$329,644	$294,810
Other temporary differences	428	1,711
Total deferred tax assets	330,072	296,521
Less – valuation allowance	(330,072)	(296,521)

Total deferred tax assets	$-	$-

At March 31, 2024 and December 31, 2023, the Company had available net operating loss carryovers of approximately $1,567,197 and $1,401,319, respectively which have an indefinite carryforward period. The carryforwards are limited to 80% of each subsequent year’s net income. The Company has a deferred tax asset arising from the benefits of such net operating loss deduction and has recorded a valuation allowance for the full amount of this deferred tax asset since it is more likely than not that some or all of the deferred tax asset may not be realized.

8. INCOME TAX PROVISION

The Company did not have a material income tax provision (benefit) because of net losses and valuation allowances against deferred income tax assets for the year ended December 31, 2023 and 2022.

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

Description	2023 Rate	2022 Rate

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	0.00%	0.00%
Permanent differences for tax purposes and others	0.00%	0.00%
Change in valuation allowance	(21.00)%	(21.00)%

Effective tax rate	0.00%	0.00%

The income tax benefit differs from the amount computed by applying the U.S. federal statutory tax rate of 21%, primarily due to the change in the valuation allowance.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The components of deferred tax assets and liabilities are as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022

Deferred tax assets:
Net operating loss	$294,810	$139,407
Other temporary differences	1,711	1,087
Total deferred tax assets	296,521	140,495
Less – valuation allowance	(296,521)	(140,495)

Total deferred tax assets	$-	$-

At December 31, 2023 and December 31, 2022, the Company had available net operating loss carryovers of approximately $1,401,319 and $661,307, respectively which have an indefinite carryforward period. The carryforwards are limited to 80% of each subsequent year’s net income. The Company has a deferred tax asset arising from the benefits of such net operating loss deduction and has recorded a valuation allowance for the full amount of this deferred tax asset since it is more likely than not that some or all of the deferred tax asset may not be realized.